The Royce Fund

Royce International Value Fund
(effective February 15, 2008, Royce Global Value Fund)

Royce International Smaller-Companies Fund
(effective February 15, 2008, Royce European Smaller-Companies Fund)

Supplement to the Prospectus
dated, May 1, 2007

        Effective February 15, 2008, Royce International Value Fund and Royce International Smaller-Companies Fund will change their names to Royce Global Value Fund and Royce European Smaller-Companies Fund, respectively. In addition, the sections in the Prospectus entitled "Investment Goal and Principal Strategies" and Primary Risks for Fund Investors" relating to each Fund will be replaced in their entirety as set forth below.

Royce Global Value Fund

Investment Goal and Principal Strategies
        Royce Global Value Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities issued by companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, from time to time a significant portion of the Fund's assets may be invested in the equity securities of smaller companies those companies with market capitalizations of less than $5 billion. W. Whitney George manages the Fund, assisted by David Nadel.

        Normally, the Fund invests at least 65% of its net assets in the equity securities of companies domiciled in at least three different countries, which may include the United States. From time to time, a substantial portion of the Fund's assets may be invested in companies domiciled in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies domiciled in "developing countries." Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European (as defined in the Fund's Statement of Additional Information) countries. In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors
        As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

        In addition to general market risk, foreign securities may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic or other developments that are unique to a particular country or region. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. companies. From time to time, foreign capital markets may exhibit more volatility than those in the United States. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies domiciled in developing countries more than those domiciled in developed countries. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.

        To the extent the Fund's investment in the securities of foreign companies consists of non-U.S. domiciled companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

        The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.

        Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        Because the Fund's inception date was December 29, 2006, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

Royce European Smaller-Companies Fund

Investment Goal and Principal Strategies
        Royce European Smaller-Companies Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities issued by "European" companies - i.e., companies domiciled in Europe - with market capitalizations less than $5 billion. Royce invests the Fund's assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage and are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund, assisted by David Nadel.

        Normally, the Fund invests at least 80% of its net assets in the equity securities of companies domiciled in Europe with market capitalizations of less than $5 billion at the time of investment. From time to time, a substantial portion of the Fund's assets may be invested in European companies domiciled in a single country. No more than 35% of the Fund's net assets may be invested in the securities of companies domiciled in "developing countries." Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European (as defined in the Fund's Statement of Additional Information) countries. In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors
        As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

        In addition to general market risk, securities of foreign companies may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic or other developments that are unique to a particular country or region. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. companies. From time to time, foreign capital markets may exhibit more volatility than those in the United States. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies domiciled in developing countries more than those domiciled in developed countries. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.

        To the extent the Fund's investment in the securities of foreign companies consists of non-U.S. domiciled companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

        The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.

        Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        Because the Fund's inception date was December 29, 2006, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

January 3, 2008